Select Bond Portfolio Expense Example - Select Bond Portfolio - Select Bond Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	$ 405